REICH & TANG ASSET MANAGEMENT, LLC
                                600 Fifth Avenue
                             New York, NY 10020-2302




                                      August 29, 2008




VIA EDGAR




Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549


         Re:      New York Daily Tax Free Income Fund, Inc.
                  File Nos. 2-89264; 811-3955; CIK: 0000740372

Ladies and Gentlemen:


     On behalf of New York Daily Tax Free Income Fund, Inc. (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectuses and Statement of Additional Information for the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on August 28, 2008.


     If you have any questions or comments regarding this filing, please call the undersigned at (212) 830-5295.



                                      Very truly yours,



                                      New York Daily Tax Free Income Fund, Inc.



                                      By: /s/Christine Manna
                                             Christine Manna
                                             Secretary